Operating Leases - Schedule of Other Information Related to Operating Lease Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Information Related Operating Lease Liabilities [Abstract]
Cash paid for operating lease liabilities (in thousands)	$ 117	$ 92	$ 274	$ 214	$ 411	$ 125
Weighted average remaining lease term in years	3 years 6 months	3 years 10 months 24 days	3 years 6 months	3 years 10 months 24 days	3 years 8 months 12 days	4 years 8 months 12 days
Weighted average discount rate	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%